Common shares - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended														2 Months Ended			3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2019	May 31, 2023 $ / shares shares	Apr. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Aug. 31, 2022 $ / shares shares	Jul. 31, 2022 USD ($)	May 31, 2022 USD ($) $ / shares	Apr. 30, 2022 $ / shares	Apr. 30, 2021 shares $ / shares	Dec. 31, 2020 shares	Sep. 30, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Apr. 30, 2023 shares	Feb. 15, 2023 $ / shares shares	May 31, 2022 USD ($) shares	Apr. 30, 2023 $ / shares shares	Nov. 09, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021	Oct. 31, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Apr. 30, 2013 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)																						53,107,765
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)					11,429,197																	21,389,520	11,429,197
Entei, Inc. | Other related parties
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)						1,293,661
Shares repurchased, average purchase price (in dollars per share) | $ / shares						$ 38.65
2020 Securities Repurchase Program | Entei, Inc. | Other related parties
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)						1,293,661
Shares repurchased, average purchase price (in dollars per share) | $ / shares						$ 38.65
Convertible Senior Notes Due 2025
Disclosure of classes of share capital [line items]
Shares converted (in shares)																						5,757,698	5,757,698
Convertible Senior Notes Due 2025 | 2020 Securities Repurchase Program
Disclosure of classes of share capital [line items]
Notional amount repurchased | $							$ 1.5	$ 10.8										$ 10.8
Repayments of bonds, notes and debentures | $							$ 1.7	$ 12.6
Convertible Senior Notes Due 2025 | Convertible Debt Securities
Disclosure of classes of share capital [line items]
Shares converted (in shares)																						5,757,698
Minimum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants																						1 year	1 year	1 year
Maximum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants																						5 years	5 years	5 years
2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)																											500,000
Maximum years grants are exercisable																						10 years
Restricted Stock
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)																						1,817,750	1,047,997
Weighted average grant date fair value, granted (in USD per share) | $ / shares																						$ 55.61	$ 21.39
Restricted Stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Remaining shares available for issuance (in shares)																						15,513
Restricted Stock | 2013 Equity Incentive Plan | Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)										276,369
Weighted average grant date fair value, granted (in USD per share) | $ / shares										$ 18.38
Restricted Stock | 2013 Equity Incentive Plan | Employees | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage	33.00%									33.00%		33.00%	33.00%		33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage	33.00%									33.00%		33.00%	33.00%		33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage	33.00%									33.00%		33.00%	33.00%		33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage											33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage											33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage											33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees, Directors and SSH Employees
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $ / shares				$ 55.57					$ 21.33
Restricted Stock | 2013 Equity Incentive Plan | Employees and SSH Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)																1,817,750		1,047,997
Weighted average grant date fair value, granted (in USD per share) | $ / shares			$ 55.89					$ 26.11
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage											33.00%	33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage											33.00%	33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage											33.00%	33.00%			33.00%
Common stock
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares					$ 0.01																	$ 0.01	$ 0.01
Number of shares issued (in shares)					61,262,838																	53,107,765	61,262,838
Number of shares outstanding (in shares)					61,262,838																	53,107,765	61,262,838
Common stock | 2023 Securities Repurchase Program
Disclosure of classes of share capital [line items]
Additional amount authorized for purchase of treasury shares		250,000,000																		250,000,000
Entity's shares acquired (in shares)		3,699,336																	1,723,465
Common stock, par value (in dollars per share) | $ / shares		$ 47.54																	$ 54.37
Common stock | 2022 Securities Repurchase Program
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)					789,532												1,891,303			2,646,219
Common stock, par value (in dollars per share) | $ / shares					$ 51.61												$ 50.27			$ 47.25
Common stock | 2020 Securities Repurchase Program
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)																					3,120,341
Common stock, par value (in dollars per share) | $ / shares																					$ 38.66
Shares repurchased on the open market (in shares)																					1,826,680
Average share price purchased on the open market (dollars per share) | $ / shares																					$ 38.66
Common stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)				1,785,500							5,824,646														693,864	386,883
Par value per share (in dollars per share) | $ / shares																									$ 0.01	$ 0.01